Investment in Key Management Insurance Policy (Details) - Schedule of Investment in Key Management Insurance Policy	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Investment in Key Management Insurance Policy [Abstract]
Balance at beginning of the year	$ 1,065,480		$ 979,680
Premium paid	47,932		47,932
Change in fair value recognized in the consolidated statements of income	44,108		37,868
Balance at end of the year	$ 1,157,520	$ 147,845	$ 1,065,480